Selected Financial Data - Summary of Selected Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interim Reporting [Line Items]
Interest income	$ 40,605	$ 38,779	$ 38,581	$ 38,553	$ 37,843	$ 38,920	$ 38,820	$ 39,370	$ 39,140	$ 119,142	$ 114,977	$ 153,756	$ 156,251	$ 165,079
Interest expense	3,076	3,125	3,307	3,957	4,174	4,629	5,025	5,551	5,819	9,167	11,438	14,563	21,024	27,733
Provision for loan losses	1,454	1,562	3,419	1,023	2,307	4,215	2,305	7,023	9,272	608	6,749	8,311	22,815	15,609
Net Interest Income After Provision for Loan Losses	36,075	34,092	31,855	33,573	31,362	30,076	31,490	26,796	24,049	109,367	96,790	130,882	112,412	121,737
Security gains, net			3		2		2,170	6	840
Noninterest income	11,931	11,312	12,542	12,867	14,804	11,565	12,576	12,525	12,229	35,118	40,215	51,527	51,912	44,057
Noninterest expense	28,440	29,447	27,943	28,386	31,616	29,717	31,018	29,344	32,783	87,519	87,945	117,392	122,863	103,908
Income before taxes		15,957	16,454	18,054	14,552	11,924	15,218	9,983	4,335
Provision for income taxes	4,906	4,098	4,207	3,951	2,222	2,400	2,623	1,383	855	13,552	10,380	14,478	7,261	14,622
Net Income	14,660	11,859	12,247	14,103	12,330	9,524	12,595	8,600	3,480	43,414	38,680	50,539	34,200	47,264
Common earnings per share-diluted	$ 0.49	$ 0.40	$ 0.41	$ 0.47	$ 0.41	$ 0.32	$ 0.43	$ 0.30	$ 0.12	$ 1.46	$ 1.30	$ 1.70	$ 1.18	$ 1.41
Dividends declared per common share	$ 0.17	$ 0.16	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.50	$ 0.45	$ 0.61	$ 0.60	$ 0.60
Common book value		$ 19.21	$ 18.68	$ 18.39	$ 18.32	$ 18.08	$ 17.97	$ 17.65	$ 17.47
Scenario, Previously Reported [Member]
Interim Reporting [Line Items]
Noninterest income			$ 12,539